Condensed Consolidated Balance Sheets - USD ($)	Jul. 31, 2023	Oct. 31, 2022
Current assets
Cash and cash equivalents	$ 5,581	$ 797
Accounts receivable	3,828
Total currents assets	14,322	2,838
TOTAL ASSETS	14,322	2,838
Current liabilities
Accrued liabilities		10,000
Total current liabilities	6,329	66,297
Commitments and Contingencies
STOCKHOLDERS’ EQUITY (DEFICIT)
Common Stock, $0.0001 par value, 600,000,000 shares authorized; 154,394,750 shares outstanding at July 31, 2023, and 153,726,000 shares outstanding at October 31, 2022	15,439	15,372
Additional paid in capital	1,424,320	889,387
Accumulated other comprehensive income	3,332	3,332
Accumulated deficit	(1,435,098)	(971,550)
Total stockholders’ equity (deficit)	7,993	(63,459)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	14,322	2,838
Nonrelated Party [Member]
Current assets
Prepaid expense to related party	2,999	2,041
Related Party [Member]
Current assets
Prepaid expense to related party	1,914
Current liabilities
Due to officer/principal shareholder	$ 6,329	$ 56,297